Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 508,627	¥ 432,328
Other		189,478	183,114
Total		1,994,826	1,688,018
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	1,274,382	1,044,591
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	22,339	27,985
Total		¥ 23,495	¥ 31,392

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG's subsidiaries were ¥710,391 million and ¥334,200 million, respectively, at March 31, 2018, and ¥941,182 million and ¥333,200 million, respectively, at March 31, 2019.